Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	$ 523,260
Dividends paid	(296,134)	(271,733)	(280,649)
Purchase (sale) of noncontrolling interests	(15,173)	59,787	3,789
Cash contributions from noncontrolling interests	(32,275)	(26,428)	(59,066)
Changes in fair value of noncontrolling interests	(108,575)	18,880	(86,233)
Net income attributable to noncontrolling interest	1,255,623	1,326,977	1,177,262
Other Comprehensive Income Loss Net Of Tax	(60,518)	(6,525)	(292,969)
Noncontrolling interests subject to put provisions ending balance	648,251	523,260
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	523,260	410,491	279,709
Dividends paid	(122,179)	(114,536)	(43,104)
Purchase (sale) of noncontrolling interests	6,723	134,643	37,786
Cash contributions from noncontrolling interests	17,767	16,565	7,222
Changes in fair value of noncontrolling interests	108,575	(18,880)	86,233
Net income attributable to noncontrolling interest	113,156	94,718	42,857
Other Comprehensive Income Loss Net Of Tax	949	259	(212)
Noncontrolling interests subject to put provisions ending balance	$ 648,251	$ 523,260	$ 410,491